SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2024	2023
Net interest paid (received)	$1,526	$1,264
Net income taxes paid (received)	594	223

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2024	2023
Accounts receivable	$(988)	$(612)
Inventory	(316)	361
Prepayments and other	(152)	(655)
Accounts payable and other	607	432
Changes in non-cash working capital, net	$(849)	$(474)